Debt Repayment- Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Convertible promissory notes, proceed	$ 1,960,000	$ 2,600,000
Convertible notes conversion to shares of common stock, conversion rate per share						$ 0.57
Proceeds from notes payable			2,600,000	1,100,000	975,000	6,497,100	1,291,865
Repayments of Convertible Debt						604,100
Common stock issued up on conversion of convertible promissory note, shares						1,320,454
Note discount amortized as interest			785,480	0		159,657	0
New Investors [Member]
Proceeds from notes payable						$ 747,100